Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 5,355	$ 1,676	$ 1,333
Selling, Marketing and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 11,920	$ 4,041	$ 2,448